SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2024	$ 77,142	$ 74,895
2026	79,456	77,142
2027	54,225	79,456
2026		54,225
Total undiscounted cash flows	$ 210,823	$ 285,718
Operating lease, weighted average remaining lease term	2 years 8 months 1 day	3 years 8 months 1 day	4 years 8 months 1 day
Weighted-average discount rate	10.00%	10.00%	10.00%
Lease liabilities, current Present values	$ 187,425	$ 240,625
Lease liabilities—current	61,123	53,200	$ 46,091
Lease liabilities—long-term	126,302	187,425	$ 240,625
Lease liabilities—total	187,425	240,625
Difference between undiscounted and discounted cash flows	23,398	45,093
Lease liabilities—total	$ 187,425	$ 240,625